SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Funding, Liquidity Facilities and Subordinated Interests (Details) $ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($) trust	Dec. 31, 2020 USD ($)
Funding, Liquidity Facilities and Subordinated Interests
Number of trusts to hold securitized credit card receivables | trust	2
Citibank Credit Card Master Trust (Master Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	3 years 7 months 6 days	2 years 10 months 24 days
Term notes issued to third parties	$ 8.4	$ 13.9
Term notes retained by Citigroup affiliates	2.2	2.7
Total Trust liabilities	$ 10.6	$ 16.6
Citibank OMNI Master Trust (Omni Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	1 year 7 months 6 days	1 year 1 month 6 days
Term notes issued to third parties	$ 1.3	$ 1.8
Term notes retained by Citigroup affiliates	5.0	5.2
Total Trust liabilities	$ 6.3	$ 7.0